One Year Fee Waiver Or Expense Reimbursement [Member] Investment Strategy - Payden U.S. Government Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]
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The Fund invests 100% of its total assets in “U.S. Government Obligations,” which are defined as U.S. Treasury bills, notes and bonds, and other bonds and obligations issued or guaranteed by the U.S. Government, or in Government National Mortgage Association (GNMA) mortgage-backed securities, which are debt securities representing part ownership in a pool of mortgage loans backed by the full faith and credit of the U.S. Government, or in Government-sponsored enterprises (such as the Federal Home Loan Mortgage Corporation (FHLMC) and the Federal National Mortgage Association (FNMA)). In addition, the Fund may also invest in collateralized mortgage obligations and repurchase agreements collateralized by U.S. Government Obligations.

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Under normal market conditions, the Fund’s average portfolio maturity (on a dollar-weighted basis) is generally less than five years. In calculating the Fund’s average portfolio maturity, the Fund uses a security’s stated maturity, or if applicable, an earlier date based on the Adviser’s belief that the security may be subject, for example, to a call, a put, a refunding, a prepayment, a redemption provision, an adjustable coupon rate, or the like, that will cause the security to be repaid earlier. The Fund invests in mortgage-backed U.S. Government Obligations with a maximum effective duration of ten years. Duration is a mathematical concept which uses anticipated cash flows to measure the price volatility of a security and is calculated in terms of years. For example, when interest rates move up or down, the price of a security with a duration of four years will move roughly twice as much as a security with a duration of two years.

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To gain exposure to various markets consistent with the investment strategies of the Fund, the Fund may invest in exchange-traded funds (“ETFs”) and other investment companies, including for example, other open-end or closed-end investment companies, and including investment companies for which the Adviser provides investment management services (affiliated funds).

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The Fund may use derivative instruments, including interest rate futures, interest rate swaps, and options on futures and swaps, for enhancing return and risk management purposes, such as managing the Fund’s duration and interest rate exposure. The Fund may also purchase or sell GNMA, FNMA, and FHLMC mortgage-backed securities in the to-be-announced (“TBA”) market, a forward market in which Agency mortgage-backed securities are traded based on standardized characteristics rather than identified pools.